Investments in Equity Investees (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Investments in Equity Investees
Investments in equity investees	$ 145,337	$ 138,318
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Investments in Equity Investees
Investments in equity investees	58,297	60,992
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Investments in Equity Investees
Investments in equity investees	78,308	68,812
Nutrition Science Partners Limited ("NSPL")
Investments in Equity Investees
Investments in equity investees	8,184	8,102
Other
Investments in Equity Investees
Investments in equity investees	$ 548	$ 412